Other Income - Schedule of Other Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Gains on reversal of accounts and other payables (Note)	[1]		$ 263,237	$ 960,564
Rent income		105,271	16,892	20,934
Others		13,731	3,426	2,434
Other income		$ 119,002	$ 283,555	$ 983,932

[1]	During the years ended December 31, 2023 and 2022, certain suppliers ceased operation and became uncontactable, the Group assessed that the possibility of making repayment to the supplier as remote, therefore, the Group recognized gains on reversal of accounts and other payables of $263,237 and $960,564, respectively.